Segment and Geographic Information - Summary of Property, Equipment and Software, Net, and Right-of-use Assets, Net (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue from External Customer [Line Items]
Property, Equipment and Software, Net, and Right-of-use Assets, Net	$ 5,082	$ 3,544	$ 2,973
Taiwan
Revenue from External Customer [Line Items]
Property, Equipment and Software, Net, and Right-of-use Assets, Net	3,747	2,139	762
China
Revenue from External Customer [Line Items]
Property, Equipment and Software, Net, and Right-of-use Assets, Net	711	593	774
North America
Revenue from External Customer [Line Items]
Property, Equipment and Software, Net, and Right-of-use Assets, Net	601	786	1,400
Rest of the World
Revenue from External Customer [Line Items]
Property, Equipment and Software, Net, and Right-of-use Assets, Net	$ 23	$ 26	$ 37